SHARE CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
Schedule of stock based compensation expense

Description	March 31, 2026	March 31, 2025
Stock options	$126,983	-
Restricted shares	174,721	-
Total stock-based compensation	$301,704	-

Description	December 31, 2025	December 31, 2024
Stock options	590,295	-
Restricted shares	3,787,807	-
Total stock-based compensation	4,378,102	-